Pensions and other post-employment benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (13,117)	£ (14,385)	£ (14,500)
Actual return/(loss) on plan assets	(547)	380	(5,883)
SLP Partneships | UK defined benefit plans | Glaxo Smith Kline Consumer Healthcare Holdings Limited
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(1,080)
Group
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	923	852	1,101
Insurance contracts	1,705	1,761	1,694
Other (liabilities)/assets	(1,085)	(1,181)	(375)
Fair value of assets	13,014	13,622	13,144
Present value of scheme obligations	(13,117)	(14,385)	(14,500)
Net surplus/(obligation)	(103)	(763)	(1,356)
Actual return/(loss) on plan assets	40	981	(5,513)
Group | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	2,505	2,443	2,159
Property:	0	0	19
Corporate bonds:	3,051	2,922	2,595
Government bonds:	5,368	6,198	5,329
Group | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	2	2	2
Property:	530	610	605
Corporate bonds:	15	15	15
Group | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	898	634	229
Group | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(1,001)	(1,397)	(1,585)
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	923	852	1,101
Insurance contracts	883	990	1,003
Other (liabilities)/assets	(1,291)	(1,374)	(645)
Fair value of assets	8,802	9,498	9,014
Present value of scheme obligations	(8,241)	(9,222)	(9,117)
Net surplus/(obligation)	561	276	(103)
Actual return/(loss) on plan assets	(213)	647	(4,710)
UK | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	1,669	1,647	1,351
Property:	0	0	0
Corporate bonds:	2,104	2,019	1,692
Government bonds:	4,107	4,897	4,048
UK | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	0	0	0
Property:	407	467	464
Corporate bonds:	0	0	0
UK | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	725	457	109
UK | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(164)	(181)	(212)
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	0	0	0
Insurance contracts	0	0	0
Other (liabilities)/assets	125	104	181
Fair value of assets	2,207	2,142	2,260
Present value of scheme obligations	(2,596)	(2,757)	(3,030)
Net surplus/(obligation)	(389)	(615)	(770)
Actual return/(loss) on plan assets	132	196	(253)
US | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	472	447	437
Property:	0	0	0
Corporate bonds:	739	698	779
Government bonds:	772	774	723
US | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	0	0	0
Property:	99	119	140
Corporate bonds:	0	0	0
US | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	0	0	0
US | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(389)	(615)	(770)
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Multi-asset funds	0	0	0
Insurance contracts	822	771	691
Other (liabilities)/assets	81	89	89
Fair value of assets	2,005	1,982	1,870
Present value of scheme obligations	(2,280)	(2,406)	(2,353)
Net surplus/(obligation)	(275)	(424)	(483)
Actual return/(loss) on plan assets	121	138	(550)
Rest of World | – listed
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	364	349	371
Property:	0	0	19
Corporate bonds:	208	205	124
Government bonds:	489	527	558
Rest of World | – unlisted
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities:	2	2	2
Property:	24	24	1
Corporate bonds:	15	15	15
Rest of World | Other non-current assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	173	177	120
Rest of World | Pensions & other post employment benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (448)	£ (601)	£ (603)